Average Annual Total Returns - Class K - BLACKROCK GLOBAL ALLOCATION FUND, INC.	Feb. 26, 2021
FtseWorldExUsIndex [Member]
Average Annual Return:
1 Year	10.04%
5 Years	9.06%
10 Years	5.52%
ReferenceBenchmark [Member]
Average Annual Return:
1 Year	13.34%
5 Years	9.51%
10 Years	7.53%
FtseNonToUsDollarWorldGovernmentBondIndex [Member]
Average Annual Return:
1 Year	10.78%
5 Years	5.17%
10 Years	1.88%
IceBofamlCurrentFiveToYearUsTreasuryIndex [Member]
Average Annual Return:
1 Year	7.20%
5 Years	3.13%
10 Years	2.88%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
FtseWorldIndex [Member]
Average Annual Return:
1 Year	16.33%
5 Years	12.82%
10 Years	9.92%
Class K
Average Annual Return:
1 Year	21.27%
5 Years	9.37%
10 Years	6.84%
Class K | After Taxes on Distributions
Average Annual Return:
1 Year	18.41%
5 Years	7.82%
10 Years	5.24%
Class K | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.29%
5 Years	6.96%
10 Years	4.97%